Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets Estimated Useful Lives	Sep. 30, 2023
Land use rights [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Useful life	50 years
Software [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Useful life	3 years